Cover	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Entity Registrant Name	WETRADE GROUP INC.
Entity Central Index Key	0001784970
Document Type	S-1/A
Amendment Flag	true
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
Amendment Description	Amendment
Entity Incorporation State Country Code	WY
Entity Address Address Line 1	No 1 Gaobei South Coast, Yi An Men 111 Block 37, Chao Yang District
Entity Address Address Line 2	Yi An Men 111 Block 37
Entity Address Address Line 3	Chao Yang District
Entity Address City Or Town	Beijing City
Country Region	86
Entity Address Postal Zip Code	100020
City Area Code	135
Local Phone Number	011-76409